Short-Term Loans Receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Apr. 08, 2022	Dec. 31, 2021
Short-Term Loans Receivable (Details) [Line Items]
Notes receivable			$ 3,687,000
Accrue interest rate			12.00%
Aggregate outstanding balance	$ 3,578,046			$ 0
Short-Term Loans Receivable [Member]
Short-Term Loans Receivable (Details) [Line Items]
Interest income	$ 109,043	$ 39,069